Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2022
Redeemable non-controlling interest
Redeemable non-controlling interests

15. Redeemable non-controlling interests

In August 2021, the Group acquired 51% equity interest of Morefun and obtained the controlling interest accordingly (Note 9). Pursuant to the share purchase agreement, the Group has the right and obligation to purchase an additional Morefun’s 22% equity interest from the founders in the event that Morefun achieves the performance target stipulated in the agreement for the following three years. As the redemption of the noncontrolling interests is outside of the control of the Group, the non-controlling interests are accounted for as redeemable non-controlling interests in the Group’s consolidated balance sheets. The redeemable non-controlling interests were initially recorded at the acquisition date fair value and recognize changes in the redemption value immediately as they occur subsequently.

In October 2021, Cainiao acquired 30% equity interest of Baotong Inc., one of the Group’s subsidiary, with the total consideration of US$217.9 million, equivalent to RMB1,392.5 million. Pursuant to the shareholder agreement, if certain triggering events occur, Cainiao has the right to require Baozun to redeem its shares, at a price equal to the initial investment plus an internal rate of return. As the redemption of the non-controlling interests is outside of the control of the Group, the non-controlling interests are accounted for as redeemable non-controlling interests in the Group’s consolidated balance sheets. In addition, for a period of six months (or such longer period as Baozun and Cainiao may agree) starting from July 29, 2023, Cainiao has the call option to acquire additional shares, so that it will own in an aggregate of 60% equity interest of Baotong. Baotong Inc’s actual net profit is less than FY2022 Target Net Profit, which triggered Pre-Money Valuation Adjustment, and the Company recorded a fair value change on derivative liability of RMB364.8 million in the consolidated statement of operations for the year ended 2022.

The following tables provides details of the redeemable noncontrolling interest activity for the years ended December 31, 2021 and 2022:

	For the year ended
	December 31,
	2021	2022
	RMB	RMB
Balance as of January 1	9,000	1,421,680
Issuance of redeemable non-controlling interest	1,392,534	—
Acquisition of redeemable non-controlling interest	(9,000)	—
Redeemable non-controlling interest arising from business acquisition	16,784	—
Net income attributable to redeemable non-controlling interest	12,362	43,759
Impact from deconsolidation of a subsidiary due to loss of control	—	(27,357)
Balance as of December 31	1,421,680	1,438,082